QUARTERLY FINANCIAL DATA (UNAUDITED) (FY)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
NOTE 16. QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table provides quarterly information for the years ended December 31, 2020 and 2019 (in thousands, except per share amounts):

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
2020
Net revenue	$72,728	$75,196	$82,829	$102,103
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$50,159	$52,402	$57,777	$74,393
Net income (loss)	$757	$2,134	$(2,178)	$(5,187)
Net income (loss) from non-controlling interest	$757	$2,134	$(3,315)	$(1,798)
Net income from Digital Media Solutions, Inc.	$—	$—	$1,137	$(3,389)
Earnings per share - Basic	N/A	N/A	$0.04	$(0.10)
Earnings per share - Diluted	N/A	N/A	$0.04	$(0.10)
2019
Net revenue	$57,822	$57,745	$57,575	$65,154
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$39,118	$38,865	$39,101	$33,450
Net income (loss)	$606	$(111)	$(9,492)	$(2,233)
Net income from non-controlling interest	$—	$—	$—	$—
Net income (loss) from Digital Media Solutions, Inc.	$606	$(111)	$(9,492)	$(2,233)
Earnings per share - Basic	N/A	N/A	N/A	N/A
Earnings per share - Diluted	N/A	N/A	N/A	N/A